Amounts Receivable and Other Assets (Tables)	12 Months Ended
Jul. 31, 2017
Amounts Receivable And Other Assets
Disclosure of Information About Amounts Receivable and Other Assets
	July 31, 2017	July 31, 2016
Current:
Sales tax receivable	$1,191	$4,525
Prepaid insurance	5,051	2,244
Total	$6,242	$6,769